                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                -------------------

Check here if Amendment [    ]; Amendment Number: __________
     This Amendment (Check only one.):   [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Investors, Inc. *
          --------------------------------------------
Address:  Two Copley Place
          ---------------------------------------------------
          Boston, MA  02116
          --------------------------------------------------

Form 13F File Number:   28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michele May
          ---------------------------------
Title:    Vice President
          ---------------------------------
Phone:    (617) 572-3000
          ---------------------------------

Signature, Place, and Date of Signing:

     /s/ Michele May             Boston, MA         11/13/00
     ----------------------      ----------         --------

*Brookside Capital Investors, Inc. is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Investors, Inc. is wholly owned by W. Mitt Romney.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2
                                           ----------

Form 13F Information Table Entry Total:            84
                                           ----------

Form 13F Information Table Value Total:    $1,464,561
                                           ----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number        Name

    1         28-                        Brookside Capital Partners Fund, L.P.
   ---           --------------------    -------------------------------------

    2         28-                        Brookside Capital Investors, L.P.
   ---           --------------------    -------------------------------------
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                      BROOKSIDE CAPITAL PARTNERS FUND, L.P.
                    FORM 13F INFORMATION TABLE AS OF 9/30/00

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

      Column 1                         Column 2      Column 3       Column 4   Column 5 Column 6  Column 7           Column 8

                                                                    Shares or    Value  Investment  Other         Voting Authority
Name of Issuer                                       Cusip          Prn Amount (x$1000) Discretion Managers Sole   Shared     None

3DFX INTERACTIVE INC                       COM      88553X103       775,300 SH    3,780   SOLE                X
ABBOTT LABORATORIES INC.                   COM      002824100       200,000 SH    9,513   SOLE                X
ACE LIMITED                                COM      G0070K103       400,000 SH   15,700   SOLE                X
ACTUANT CORP.                              CL A     00508X104     1,450,000 SH    6,163   SOLE                X
ADELPHIA COMMUNICATIONS                    CL A     006848105        30,400 SH      838   SOLE                X
ADVANCED NEUROMODULATION SYSTEMS, INC      COM      00757T101       211,100 SH    4,116   SOLE                X
AMAZON.COM INC.                            COM      023135106       269,600 SH   10,363   SOLE                X
ANTEC CORP.                                COM      03664P105        54,000 SH    1,593   SOLE                X
APPLIED PWR, INC.                          CL A     038225108     1,450,000 SH   70,688   SOLE                X
ARADIGM CORP.                              COM      038505103       283,200 SH    6,496   SOLE                X
ARTHROCARE CORP.                           COM      043136100       245,500 SH    4,772   SOLE                X
BALLYS TOTAL FITNESS HOLDING CORP.         COM      05873K108     1,182,900 SH   29,573   SOLE                X
BEA SYSTEMS                                COM      073325102     1,293,900 SH  100,762   SOLE                X
BEST BUY INC.                              COM      086516101       160,000 SH   10,180   SOLE                X
CABLEVISION SYSTEMS CORP                   CL A     12686C109       512,500 SH   34,209   SOLE                X
CHOICE POINT INC.                          COM      170388102       191,000 SH    8,762   SOLE                X
CIRCLE.COM                                 COM      832914204       456,000 SH    1,340   SOLE                X
COMCAST CORP.                            CL A SPL   200300200       150,000 SH    6,141   SOLE                X
CYBERONICS                                 COM      23251P102       387,600 SH    8,309   SOLE                X
DOUBLECLICK, INC.                          COM      258609304     1,207,000 SH   38,624   SOLE                X
DURECT CORP.                               COM      266605104       145,000 SH    2,175   SOLE                X
DUSA PHARMACEUTICALS, INC.                 COM      266898105       203,000 SH    6,255   SOLE                X
ELAN CORP PLC                              ADR      284131208        50,000 SH    2,738   SOLE                X
ELOYALTY CORP.                             COM      290151109     2,873,400 SH   36,636   SOLE                X
ENCORE WIRE                                COM      292562105       476,800 SH    3,397   SOLE                X
FAIRCHILD SEMICONDUCTOR INTL.              CL A     303726103     1,499,900 SH   42,185   SOLE                X
FEDERAL NATL MTG ASSN                      COM      313586109       240,000 SH   17,160   SOLE                X
FEDERAL HOME LN MTG CORP                   COM      313400301     2,410,000 SH  130,291   SOLE                X
GLOBALSTAR TELECOMMUNICATIONS LTD.         COM      G3930H104       106,800 SH      921   SOLE                X
GREY GLOBAL GROUP INC.                     COM      397838103        43,379 SH   26,885   SOLE                X
HARCOURT GENERAL INC.                      COM      41163G101       423,200 SH   24,969   SOLE                X
HOMESTORE.COM INC.                         COM      437852106       780,800 SH   36,502   SOLE                X
HOST MARRIOT CORP                          COM      44107P104       949,600 SH   10,683   SOLE                X
INSPIRE PHARMACEUTICALS INC.               COM      457733103       200,000 SH    6,000   SOLE                X
INTERMUNE PHARMACEUTICALS INC.             COM      45885B100        75,000 SH    3,865   SOLE                X
INTERPUBLIC GROUP OF COMPANIES             COM      460690100       495,200 SH   16,868   SOLE                X
INTERSHOP COMM. AG ADRS                    COM      46069W100        19,000 SH      610   SOLE                X
INTIMATE BRANDS, INC                       COM      461156101       645,000 SH   12,053   SOLE                X
INVITROGEN CORP.                           COM      46185R100       317,000 SH   22,547   SOLE                X
ISPAT INTERNATIONAL NV                     COM      464899103     2,624,800 SH   13,124   SOLE                X
LERNOUT & HAUSPIE SPEECH PRODUCTS NV       COM      B5628B104        10,000 SH      131   SOLE                X
LEXMARK INTERNATIONAL INC.                 COM      529771107     2,440,000 SH   91,500   SOLE                X
LIFEMINDERS INC.                           COM      53220q105       358,600 SH    8,225   SOLE                X
MANOR CARE, INC.                           COM      564055101       509,300 SH    8,021   SOLE                X
MATRIX PHARMACEUTICAL INC.                 COM      576844104       215,300 SH    3,351   SOLE                X
MECATOR SOFTWARE INC                       COM      587587106     2,259,000 SH   37,415   SOLE                X
MICRO THERAPEUTICS                         COM      59500W100       260,000 SH    1,739   SOLE                X
NEW ERA OF NETWORK                         COM      644312100       100,000 SH    2,433   SOLE                X
NORTEL NETWORKS CORP                       COM      656568102        65,000 SH    3,924   SOLE                X
NOVEN PHARMACEUTICALS                      COM      670009109       133,800 SH    5,720   SOLE                X
OPEN MARKET, INC.                          COM      68370M100     1,061,300 SH    6,666   SOLE                X
OSI PHARMACEUTICALS                        COM      671040103       117,000 SH    8,190   SOLE                X
OUTBACK STEAKHOUSE INC                     COM      689899102       193,595 SH    5,251   SOLE                X
PHYSIOMETRIX                               COM      718928104       213,600 SH    4,726   SOLE                X
PORTAL SOFTWARE                            COM      736126103       174,500 SH    6,980   SOLE                X
PRICELINE.COM                              COM      741503106       448,900 SH    5,331   SOLE                X
PROVIDIAN FINANCIAL CORP.                  COM      74406A102       150,000 SH   19,050   SOLE                X
PSS WORLD MEDICAL INC.                     COM      69366A100     2,283,100 SH    8,276   SOLE                X
RADIAN GROUP, INC.                         COM      750236101       250,000 SH   16,875   SOLE                X
RITA MEDICAL SYSTEMS                       COM      76774E103       325,000 SH    3,626   SOLE                X
RYERSON TULL                               CL A     78375P107       391,958 SH    3,699   SOLE                X
SILGAN HOLDINGS                            COM      827048109     1,135,150 SH   10,571   SOLE                X
STARTEK INC.                               COM      85569C107        60,000 SH    1,740   SOLE                X
STEEL DYNAMICS                             COM      858119100     1,845,000 SH   16,951   SOLE                X
STILLWELL FINANCIAL INC.                   COM      860831106       294,700 SH   12,819   SOLE                X
TALARIAN CORP.                             COM      874090103       257,000 SH    4,931   SOLE                X
TECH DATA CORP.                            COM      878237106     1,665,600 SH   71,204   SOLE                X
TECHNOLOGY SOLUTIONS CO                    COM      87872T108     2,234,300 SH    5,586   SOLE                X
TEKELEC                                    COM      879101103     1,165,300 SH   38,309   SOLE                X
TEKELEC                                 SBDSC CV
                                         3.25%04    879101AA1    20,000,000 PRN  38,750   SOLE                X
TERADYNE INC.                              COM      880770102       265,400 SH    9,289   SOLE                X
THERMAWAVE                                 COM      88343A108       200,000 SH    5,750   SOLE                X
TIBCO SOFTWARE INC.                        COM      88632Q103       351,000 SH   29,638   SOLE                X
TICKETMASTER ONLINE-CITYSEARCH             CL B     88633P203     1,021,700 SH   17,305   SOLE                X
TJX COMPANIES                              COM      872540109     2,152,400 SH   48,429   SOLE                X
TRUE NORTH COMMUNICATIONS, INC             COM      897844106     1,073,800 SH   38,321   SOLE                X
UNIVISION COMMUNICATIONS INC.              CL A     914906102       130,900 SH    4,892   SOLE                X
UNUMPROVIDENT CORP                         COM      91529Y106       700,000 SH   19,075   SOLE                X
VASCULAR SOLUTIONS INC.                    COM      92231M109        50,000 SH      938   SOLE                X
VESTCOM INTERNATIONAL                      COM      924904105     1,150,700 SH    2,877   SOLE                X
VIDAMED INC.                               COM      926530106        72,400 SH      167   SOLE                X
WAVE SYSTEMS CORP                          CL A     943526103       592,300 SH    9,921   SOLE                X
WELLS FARGO CO.                            COM      949746101       643,000 SH   29,538   SOLE                X
YAHOO! INC.                                COM      984332106        95,000 SH    8,645   SOLE                X
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